Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
Organization and Basis of Presentation

Organization

Rosehill Resources Inc. (the “Company” or “Rosehill”) is an independent oil and natural gas company focused on the acquisition, exploration, development and production of unconventional oil and associated liquids-rich natural gas reserves in the Permian Basin. The Company’s assets are concentrated in the Delaware Basin, a sub-basin of the Permian Basin.

The Company was incorporated in Delaware on September 21, 2015 as a special purpose acquisition company under the name of KLR Energy Acquisition Corp. (“KLRE”) for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses. On April 27, 2017, the Company acquired a portion of the equity of Rosehill Operating Company, LLC (“Rosehill Operating”), in a transaction structured as a reverse recapitalization (the “Transaction”), into which Tema Oil & Gas Company (“Tema”), a wholly owned subsidiary of Rosemore, Inc. (“Rosemore”), contributed certain assets and liabilities. At the closing of the Transaction, the Company became the sole managing member of Rosehill Operating. Following the Transaction, the Company changed its name to Rosehill Resources Inc.

As the sole managing member of Rosehill Operating, the Company, through its officers and directors, is responsible for all operational and administrative decision-making and control of all of the day-to-day business affairs of Rosehill Operating without the approval of any other member, unless specified in the Second Amended and Restated Limited Liability Company Agreement of Rosehill Operating (the “LLC Agreement”).

Transaction

On April 27, 2017, upon closing the Transaction, the Company acquired a portion of the common units of Rosehill Operating for (i) the contribution to Rosehill Operating by the Company of $35 million in cash (the “Cash Consideration”), excluding the working capital adjustment, and the issuance to Rosehill Operating by the Company of 29,807,692 shares of its Class B Common Stock, (ii) the assumption by Rosehill Operating of $55 million in Tema indebtedness and (iii) the contribution to Rosehill Operating by the Company of the remaining cash proceeds of the Company’s initial public offering net of redemptions of approximately $60.6 million. In connection with the closing of the Transaction, the Company issued to Rosehill Operating 4,000,000 warrants exercisable for shares of the Company’s Class A Common Stock (the “Tema warrants”) in exchange for 4,000,000 warrants exercisable for Rosehill Operating common units (the “Rosehill warrants”). The Cash Consideration, estimated working capital adjustment, Tema warrants and shares of Class B Common Stock were immediately distributed to Tema. The working capital adjustment was originally estimated to be $5.6 million and was contributed to Rosehill Operating by the Company upon closing the Transaction. As of December 31, 2017, the final working capital adjustment of $2.4 million due to the Company from Tema was reflected as a reduction to the preliminary purchase price.

In connection with the Transaction, the Company issued and sold 75,000 shares of its 8% Series A Cumulative Perpetual Convertible Preferred Stock (the “Series A Preferred Stock”) and 5,000,000 warrants in a private placement to certain qualified institutional buyers and accredited investors (the “PIPE Investors”) for net proceeds of $70.8 million (the “PIPE Investment”). The Company issued an additional 20,000 shares of Series A Preferred Stock to Rosemore Holdings, Inc. (wholly owned subsidiary of Rosemore) and KLR Energy Sponsor, LLC (the “Sponsor”) in connection with the closing of the Transaction for net proceeds of $20 million. The Company contributed the net proceeds from the PIPE Investment and from the issuance of 20,000 shares of Series A preferred stock to Rosemore Holdings, Inc. and the Sponsor to Rosehill Operating in exchange for Rosehill Operating Series A preferred units and additional Rosehill warrants. Of these proceeds, $55 million was used to retire the indebtedness assumed by Rosehill Operating.

Net cash provided by the Company upon the closing of the Transaction was $109.5 million, which consisted of $90.8 million of net proceeds from the sale of Series A Preferred Stock and $18.7 million from the sale of common shares prior to the Transaction, net of redemptions and offering and transaction costs.

Basis of Presentation

The condensed consolidated financial results of the Company consist of the financial results of Rosehill and Rosehill Operating, its consolidated subsidiary. Pursuant to the Transaction described above, the Company acquired approximately 16.4% of the Rosehill Operating Common Units, while Tema retained approximately 83.6% of the Rosehill Operating Common Units. As of June 30, 2018, the Company owns approximately 18.0% of the Rosehill Operating Common Units and Tema owns approximately 82.0% of the Rosehill Operating Common Units.

The Transaction was accounted for as a reverse recapitalization. As a result, the reports filed by the Company subsequent to the Transaction are prepared “as if” Rosehill Operating is the predecessor and legal successor to the Company. The historical operations of Rosehill Operating are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Rosehill Operating prior to the Transaction; (ii) the combined results of the Company and Rosehill Operating following the Transaction; (iii) the assets and liabilities of Rosehill Operating at their historical cost; and (iv) the Company’s equity and earnings per share for all periods presented.

All periods prior to the date of the Transaction shown in the accompanying consolidated financial statements have been prepared on a “carve-out” basis and are derived from the accounting records of Tema. The accompanying consolidated financial statements prior to the Transaction include direct expenses related to Rosehill Operating and expense allocations for certain functions of Tema including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, insurance, utilities, and compensation. These expenses have been allocated on the basis of direct usage when identifiable, actual volumes and revenues, with the remainder allocated proportionately on a barrel of oil equivalent (“Boe”) basis. Management considers the basis on which the expenses have been allocated to reasonably reflect the utilization of services provided to or the benefit received by Rosehill Operating during the periods presented. The allocations may not, however, reflect the expenses that would have been incurred as an independent company for the periods presented. Actual costs that may have been incurred prior to the Transaction would depend on a number of factors, including the organizational structure, whether functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. The allocations and related estimates and assumptions are described more fully in Note 15 - Transactions with Related Parties.

The following unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. It is suggested that these condensed financial statements be read in conjunction with the financial statements and the notes thereto included in the Company’s latest Annual Report on Form 10-K. The unaudited condensed consolidated financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for the fair presentation of the results of operations for the interim periods.

Variable Interest Entities

Rosehill Operating is a variable interest entity (“VIE”). The Company determined that it is the primary beneficiary of Rosehill Operating as the Company is the sole managing member and has the power to direct the activities most significant to Rosehill Operating’s economic performance as well as the obligation to absorb losses and receive benefits that are potentially significant. The Company consolidated 100% of Rosehill Operating’s assets and liabilities and results of operations in the Company’s condensed consolidated financial statements. Although Tema had a larger ownership interest in Rosehill Operating, because it has disproportionately fewer voting rights, Tema is shown as a noncontrolling interest holder of Rosehill Operating. For further discussion, see Noncontrolling Interest in Note 13 - Stockholders’ Equity.

Organization and Basis of Presentation

Organization

Rosehill Resources Inc. (the “Company” or “Rosehill”) is an independent oil and natural gas company focused on the acquisition, exploration, development and production of unconventional oil and associated liquids-rich natural gas reserves in the Permian Basin. At December 31, 2017, the Company’s assets are concentrated in the Delaware Basin, a sub-basin of the Permian Basin.

The Company was incorporated in Delaware on September 21, 2015 as a special purpose acquisition company under the name of KLR Energy Acquisition Corp. (“KLRE”) for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses. On April 27, 2017, the Company acquired a portion of the equity of Rosehill Operating Company, LLC (“Rosehill Operating”) via a reverse recapitalization (the “Transaction”), into which Tema Oil & Gas Company (“Tema”), a wholly owned subsidiary of Rosemore, Inc. (“Rosemore”), contributed certain assets and liabilities. At the closing of the Transaction, the Company became the sole managing member of Rosehill Operating. Following the Transaction, the Company changed its name to Rosehill Resources Inc.

As the sole managing member of Rosehill Operating, the Company, through its officers and directors, is responsible for all operational and administrative decision-making and control of all of the day-to-day business affairs of Rosehill Operating without the approval of any other member, unless specified in the Second Amended and Restated Limited Liability Company Agreement of Rosehill Operating (the “LLC Agreement”).

Transaction

On April 27, 2017, upon closing the Transaction, the Company acquired a portion of the common units of Rosehill Operating for (i) the contribution to Rosehill Operating by the Company of $35 million in cash (the “Cash Consideration”), excluding the working capital adjustment, and for the issuance to Rosehill Operating by the Company of 29,807,692 shares of its Class B Common Stock, (ii) the assumption by Rosehill Operating of $55 million in Tema indebtedness and (iii) the contribution to Rosehill Operating by the Company of the remaining cash proceeds of the Company’s initial public offering net of redemptions of approximately $60.6 million. In connection with the closing of the Transaction, the Company issued to Rosehill Operating 4,000,000 warrants exercisable for shares of Class A Common Stock (the “Tema warrants”) in exchange for 4,000,000 warrants exercisable for Rosehill Operating Common Units (the “Rosehill warrants”). The Cash Consideration, estimated working capital adjustment, Tema warrants and shares of Class B Common Stock were immediately distributed to Tema. The working capital adjustment was originally estimated to be $5.6 million and was contributed to Rosehill Operating by the Company upon closing the Transaction. The final working capital adjustment of $2.4 million due to the Company from Tema was reflected as a reduction to the preliminary purchase price as of December 31, 2017.

In connection with the Transaction, the Company issued and sold 75,000 shares of its 8% Series A Cumulative Perpetual Convertible Preferred Stock (the “Series A Preferred Stock”) and 5,000,000 warrants in a private placement to certain qualified institutional buyers and accredited investors (the “PIPE Investors”) for net proceeds of $70.8 million (the “PIPE Investment”). The Company issued an additional 20,000 shares of Series A Preferred Stock to Rosemore Holdings, Inc. (wholly owned subsidiary of Rosemore) and KLR Energy Sponsor, LLC (the “KLR Sponsor”) in connection with the closing of the Transaction for net proceeds of $20 million. The Company contributed the net proceeds from the PIPE Investment and from the issuance of 20,000 shares of Series A preferred stock to Rosemore Holdings, Inc. and KLR Sponsor to Rosehill Operating in exchange for Rosehill Operating Series A preferred units and additional Rosehill warrants. Of these proceeds, $55 million was used to retire the indebtedness assumed by Rosehill Operating.

Net cash provided by the Company upon the closing of the Transaction was $109.5 million, which consisted of $90.8 million of net proceeds from the sale of Series A Preferred Stock and $18.7 million from the sale of common shares prior to the Transaction, net of redemptions and offering and transaction costs.

Basis of Presentation

The consolidated financial results of the Company consist of the financial results of Rosehill Resources Inc. and Rosehill Operating, its consolidated subsidiary. Pursuant to the Transaction described above, the Company acquired approximately 16% of the Rosehill Operating Common Units, while Tema retained approximately 84% of the Rosehill Operating Common Units.

The Transaction was structured as a reverse recapitalization. The historical operations of Rosehill Operating are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Rosehill Operating prior to the Transaction; (ii) the consolidated results of the Company and Rosehill Operating following the Transaction; (iii) the assets and liabilities of Rosehill Operating at their historical cost; and (iv) the Company’s equity and earnings per share for all periods presented.

All periods prior to the date of the Transaction shown in the accompanying consolidated financial statements have been prepared on a “carve-out” basis and are derived from the accounting records of Tema. The accompanying consolidated financial statements prior to the Transaction include direct expenses related to Rosehill Operating and expense allocations for certain functions of Tema including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, insurance, utilities, and compensation. These expenses have been allocated on the basis of direct usage when identifiable, actual volumes and revenues, with the remainder allocated proportionately on a barrel of oil equivalent (“Boe”) basis. Management considers the basis on which the expenses have been allocated to reasonably reflect the utilization of services provided to or the benefit received by Rosehill Operating during the periods presented. The allocations may not, however, reflect the expenses that would have been incurred as an independent company for the periods presented. Actual costs that may have been incurred prior to the Transaction would depend on a number of factors, including the organizational structure, whether functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. The allocations and related estimates and assumptions are described more fully in Note 15 – Related Party Transactions.

The financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).